                      SUPPLEMENT DATED SEPTEMBER 20, 2006
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION

                             DATED OCTOBER 31, 2005
                             VAN KAMPEN PACE FUND,
       AS PREVIOUSLY SUPPLEMENTED ON JANUARY 31, 2006 AND MARCH 21, 2006
                        VAN KAMPEN TAX-FREE MONEY FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON MARCH 21, 2006
                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                     VAN KAMPEN INTERNATIONAL GROWTH FUND,
AS PREVIOUSLY SUPPLEMENTED ON DECEMBER 16, 2005, JANUARY 31, 2006 AND MARCH 21,
                                      2006

                            DATED DECEMBER 30, 2005
                          VAN KAMPEN EQUITY TRUST II,
                        ON BEHALF OF EACH OF ITS SERIES,
                       VAN KAMPEN AMERICAN FRANCHISE FUND
                    VAN KAMPEN INTERNATIONAL ADVANTAGE FUND,
     EACH AS PREVIOUSLY SUPPLEMENTED ON JANUARY 31, 2006 AND MARCH 21, 2006
                          VAN KAMPEN TECHNOLOGY FUND,
                AS PREVIOUSLY SUPPLEMENTED ON JANUARY 31, 2006,
                        MARCH 9, 2006 AND MARCH 21, 2006
                        VAN KAMPEN CORPORATE BOND FUND,
       AS PREVIOUSLY SUPPLEMENTED ON JANUARY 31, 2006 AND MARCH 21, 1006
                       VAN KAMPEN STRATEGIC GROWTH FUND,
                AS PREVIOUSLY SUPPLEMENTED ON JANUARY 31, 2006,
                        MARCH 21, 2006 AND JUNE 16, 2006
                          VAN KAMPEN HIGH YIELD FUND,
       AS PREVIOUSLY SUPPLEMENTED ON JANUARY 31, 2006 AND MARCH 16, 2006

                             DATED JANUARY 31, 2006
                           VAN KAMPEN TAX FREE TRUST,
                        ON BEHALF OF EACH OF ITS SERIES,
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
                    VAN KAMPEN INSURED TAX FREE INCOME FUND
               VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
                        VAN KAMPEN MUNICIPAL INCOME FUND
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND
                  VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND,
               EACH AS PREVIOUSLY SUPPLEMENTED ON MARCH 21, 2006
                 VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON MARCH 21, 2006
                     VAN KAMPEN GOVERNMENT SECURITIES FUND,
         AS PREVIOUSLY SUPPLEMENTED ON MARCH 8, 2006 AND MARCH 21, 2006

                              DATED MARCH 31, 2006
                       VAN KAMPEN GROWTH AND INCOME FUND
                          VAN KAMPEN TAX-EXEMPT TRUST,
                            ON BEHALF OF ITS SERIES,
                      VAN KAMPEN HIGH YIELD MUNICIPAL FUND

                              DATED APRIL 28, 2006
                            VAN KAMPEN COMSTOCK FUND
                           VAN KAMPEN ENTERPRISE FUND
                             VAN KAMPEN HARBOR FUND
                        VAN KAMPEN LIMITED DURATION FUND
                     VAN KAMPEN REAL ESTATE SECURITIES FUND
                       VAN KAMPEN EQUITY AND INCOME FUND
                       VAN KAMPEN U.S. GOVERNMENT TRUST,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN U.S. MORTGAGE FUND
                       VAN KAMPEN LIFE INVESTMENT TRUST,
                  AS PREVIOUSLY SUPPLEMENTED ON JUNE 16, 2006

                               DATED JUNE 9, 2006
                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                     VAN KAMPEN EQUITY PREMIUM INCOME FUND

                              DATED JULY 31, 2006
                            VAN KAMPEN EQUITY TRUST,
                        ON BEHALF OF EACH OF ITS SERIES,
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                            VAN KAMPEN LEADERS FUND
                         VAN KAMPEN MID CAP GROWTH FUND
                         VAN KAMPEN SELECT GROWTH FUND
                        VAN KAMPEN SMALL CAP GROWTH FUND
                        VAN KAMPEN SMALL CAP VALUE FUND
                            VAN KAMPEN UTILITY FUND
                      VAN KAMPEN VALUE OPPORTUNITIES FUND

The Statement of Additional Information is hereby supplemented as follows:

     (1) Phillip G. Goff has resigned as Chief Financial Officer and Treasurer of the funds in the Fund Complex and all references to him in the Statement of Additional Information are hereby deleted.

     (2) Effective September 19, 2006, in the section entitled "TRUSTEES AND OFFICERS -- OFFICERS," the following is hereby added:

James W. Garrett (37)         Chief Financial   Officer   Executive Director of Morgan Stanley
1221 Avenue of the Americas     Officer and      since    Investment Management. Chief Financial
New York, NY 10020               Treasurer       2006     Officer and Treasurer of Morgan Stanley
                                                          Institutional Funds since 2002 and of
                                                          Funds in the Fund Complex from January
                                                          2005 to August 2005 and since September
                                                          2006.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                MULTIFUNDSPTSAI2